Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Individual income tax withholding	$ 612	$ 1,332
VAT payable	56	742
Other taxes payable	28	78
Corporate income taxes payable	0	58
Taxes payable	$ 696	$ 2,210